Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2021
Schedule of derivative warrant liabilities and convertible debentures

Type	Valuation Technique	Key Inputs	Inter-relationship between significant inputs and fair value measurement
Derivative warrant liabilities	The fair value of the warrant liabilities at the year-end has been calculated using a Black-Scholes pricing model combined with a discounted cash flow methodology.

Key observable inputs

•      Share price (August 31, 2021: $0.41, August 31, 2020: $0.835)

•      Risk-free interest rate (August 31, 2021: 0.19% to 0.67%, August 31, 2020: 0.15%)

•      Dividend yield (August 31, 2021: 0%, August 31, 2020: 0%)

Key unobservable inputs

•      Expected volatility (August 31, 2021: 60% to 70%, August 31, 2020: 51%)

The estimated fair value would increase (decrease) if:

•      The share price was higher (lower)

•      The risk-free interest rate was higher (lower)

•      The dividend yield was lower (higher)

•      The expected volatility factor was higher (lower)

•      The credit spread was lower (higher)

Convertible debentures	The fair value of the convertible debt during the period was calculated using a binomial lattice methodology.

Key observable inputs*

•      Share price (August 31, 2021: $0.623 to $0.828, August 31, 2020: $ 0.835)

•      Risk-free interest rate (August 31, 2021: 0.10% to 0.16%, August 31, 2020: 0.13% to 0.15%)

•      Dividend yield (August 31, 2021: 0%, August 31, 2020: 0%)

Key unobservable inputs*

•      Discount for lack of marketability (DLOM) (August 31, 2021: 5%-15%, August 31, 2020: 20%-21%)

The estimated fair value would increase (decrease) if:

•      The share price was higher (lower)

•      The risk-free interest rate was higher (lower)

•      The dividend yield was lower (higher)

•      The discount for lack of marketability was lower (higher)

Schedule of significant unobservable input

Derivative Warrant Liabilities	August 31, 2021
Comprehensive Loss	Increase	Decrease
Expected volatility (20% movement vs. the model input)	$(716)	$720